Balance Sheets (Parentheticals)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 SFr / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 SFr / shares
Statement of Financial Position [Abstract]
Accounts payable including related party	$ 62,231		$ 454,315
Related party, net of discount			113,130
Net of discount, current			37,362
Other accrued liabilities, including related party	6,877		40,842
Net of discount, noncurrent			$ 4,248
Common shares, par value (in Francs per share) | (per share)	$ 0.02	SFr 0.02	$ 0.02	SFr 0.02
Common shares, par value (in Dollars per share) | (per share)	$ 0.02	SFr 0.02	$ 0.02	SFr 0.02
Common shares, issued (in Shares) | shares	16,223,389		16,223,389
Common shares, outstanding (in Shares) | shares	6,960,000		6,960,000